STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 9 – STOCK OPTIONS

Our 2009 Executive Compensation Plan (“2009 Plan”) and our 2007 Equity Compensation Plan (“2007 Plan”) allow for the issuance of up to 6,000,000 shares of common stock each, or 12,000,000 in the aggregate. Collectively, the 2009 Plan and 2007 Plan are referred to as “the Plans.”

Total stock-based compensation expense recognized for stock options issued using the straight-line method in the statement of operations for the three months ended September 30, 2014 and 2013 was approximately $37,000 and $46,000, respectively. Total stock-based compensation expense recognized for the nine months ended September 30, 2014 and 2013 was $1,146,000 and $1,192,000, respectively, of which $962,000 and $958,000 was accrued as of December 31, 2013 and 2012, respectively. The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2013	6,050,623	$1.82
Granted	2,499,472	$1.31
Exercised	—	—
Forfeited	(125,000)	$1.50
Outstanding at September 30, 2014	8,425,095	$1.68	4.1	$103

Exercisable at September 30, 2014	8,178,045	$1.70	4.0	$97

As of September 30, 2014, there was approximately $89,000 of total unrecognized compensation cost related to non-vested stock options which vest over time. That cost is expected to be recognized over a weighted-average period of approximately one year. As of September 30, 2014, there was no unrecognized compensation expense related to performance-based, non-vested employee stock options.

During the nine months ended September 30, 2014, we issued options to purchase 1,948,902 and 159,000 shares of common stock to employees and non-employee directors, respectively, under the Plans. Additionally, we issued options to purchase 391,570 shares of common stock to consultants and advisors. During the nine months ended September 30, 2013, we issued options to purchase 1,221,972 and 114,000 shares of common stock to employees and non-employee directors, respectively, under the Plans. Additionally, we issued options to purchase 140,423 shares of common stock to consultants and advisors. During the nine months ended September 30, 2014 and 2013, no options were exercised.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the nine months ended September 30, 2014 and 2013:
	Nine months ended September 30,
	2014	2013
Volatility	55.6%	58.7%
Expected term (years)	3.3	3.9
Risk-free interest rate	0.6%	0.7%
Dividend yield	0%	0%

NOTE 10 – STOCK OPTIONS

Deferred Compensation Plan

In July of 2011, we adopted Executive Deferred Compensation Plan (the Deferred Plan). The Deferred Plan is intended to comply with the requirements of Section 409A of the Internal Revenue Code of 1986, as amended (the Code). The Deferred Plan is intended to be an unfunded “top hat” plan which is maintained primarily to provide deferred compensation benefits for a select group of our “management or highly compensated employees” within the meaning of Sections 201, 301, and 401 of the Employee Retirement Income Security Act of 1974, as amended (ERISA), and to therefore be exempt from the provisions of Parts 2, 3, and 4 of Title I of ERISA. The Deferred Plan is intended to help build a supplemental source of savings and retirement income through pre-tax deferrals of eligible compensation, which may include cash, option and stock bonus awards, discretionary cash, option and stock awards and/or any other payments which may be designated by the Deferred Plan administrator, as eligible, for deferral under the Deferred Plan from time to time. As administered, the Deferred Plan is used to defer compensation of stock awards granted under our other equity compensation plans and does not by its terms approve any grants or awards.

GenSpera’s Compensation Plans

The Company’s 2007 Equity Compensation Plan (2007 Plan) and 2009 Executive Compensation Plan (2009 Plan) (together, the Plans) provide for the awarding of stock grants, nonqualified and incentive stock options, restricted stock units, performance units or other stock-based awards to officers, directors, employees and consultants of the Company. The purpose of the Plans is to advance the interests of GenSpera and our stockholders by attracting, retaining and rewarding persons performing services for us and to motivate such persons to contribute to our growth and profitability. Our Plans are administered by a committee of non-employee directors (the Committee). The Committee determines: who shall be granted awards; the vesting periods; the exercise price; and any other terms deemed appropriate for any award.

As of December 31, 2013, our 2009 Plan authorized up to 6,000,000 shares of common stock to be reserved for issuance upon exercise of stock options or other stock-based awards, and the Company has awarded 2,996,972 stock options, and 3,003,028 shares of common stock were available for future grants under the 2009 Plan. All option awards granted under the 2009 Plan are fully vested.

Our 2007 Plan authorizes up to 6,000,000 shares of common stock to be reserved for the issuance upon exercise of stock options or other stock-based awards, subject to an annual award limitation of 1,500,000 shares. Under the 2007 Plan, vesting schedules for stock options vary, but generally vest for a period of not more than five years and at a rate of not less than 20% per year. The maximum term of an option granted under the 2007 Plan is ten years. As of December 31, 2013, the Company has awarded 3,363,651 stock options, and 2,776,349 shares of common stock were available for future grants under the 2007 Plan.

Total stock-based compensation expense recognized for stock options issued using the straight-line method in the statement of losses for the year ended December 31, 2013 and 2012 is as follows (in thousands):

	2013	2012
Stock-based compensation expense for employees and non-employee directors	$1,140	$322
Equity awards for nonemployees issued for services	114	191
Total stock-based compensation expense	$1,254	$513

The following table summarizes stock option activity under the Plans:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)
Outstanding at December 31, 2011	3,646,870	$1.60
Granted	1,097,758	$2.33
Exercised	(70,000)	$0.50
Forfeited	—	—

Outstanding at December 31, 2012	4,674,628	$1.79
Granted	1,515,995	$2.02
Exercised	–	$–
Forfeited	(140,000)	$2.80
Outstanding at December 31, 2013	6,050,623	$1.82	4.0	$272

Exercisable at December 31, 2013	5,952,726	$1.83	4.0	$269

As of December 31, 2013, there was $0.1 million of total unrecognized compensation cost related to non-vested stock options which vest over time.  That cost is expected to be recognized over a weighted-average period of 0.5 years. As of December 31, 2013, there was no unrecognized compensation expense related to performance-based, non-vested employee stock options.

During 2013 and 2012, the Company issued options to purchase 1,335,972 and 1,094,658 shares of common stock, respectively, to employees, and non-employee directors under the Plans.  The per share weighted-average fair value of the options granted to employees and non-employee directors during 2013 and 2012 was estimated at $0.84 and $0.99, respectively, on the date of grant.

During 2013 and 2012, the Company issued options to purchase 180,023 and 3,100 shares of common stock, respectively, to consultants under the Plan. The per-share weighted-average fair value of the options granted to consultants during 2013 and 2012 was estimated at $0.75 and $1.27, respectively, on the date of grant.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
Volatility	58.8%	71.9%
Expected term (years)	3.7	2.8
Risk-free interest rate	0.6%	0.3%
Dividend yield	None	None

No options were exercised during the year ended December 31, 2013.  During the year ended December 31, 2012, 70,000 options were exercised into an equivalent number of common shares. We received proceeds of $35,000 from the exercise of the options.